Manning & Napier Insurance Fund, Inc.

Manning & Napier Moderate Growth Portfolio
Manning & Napier Growth Portfolio
Manning & Napier Maximum Horizon Portfolio
Manning & Napier Small Cap Portfolio
Manning & Napier Equity Portfolio
Manning & Napier Bond Portfolio

Semi-Annual Report
June 30, 1998

Management Discussion and Analysis

Dear Contract Owners:

An annuity contract puts you in the favorable position of taking a long-term view of investing, which is especially advantageous when valuations are high and short-term uncertainty is increasing, which is the current environment in a nutshell.

The most significant market force in the second quarter of 1998 was the Asian Crisis, the effects of which are beginning to be felt on these shores. The impact is threefold:

    1. As Pacific Rim economies have collapsed, exports from the U.S. to that region have also collapsed.
    2. As Pacific Rim currencies have dropped precipitously, imports from that region to the U. S. have become cheaper and as a result have accelerated.
    3. Since Pacific Rim economies were the marginal buyers of many commodities, their economic problems have hurt demand, causing commodity prices to fall.

The impact on the U.S. markets thus far has been mixed. In the fixed income markets, anything that slows domestic economic growth and causes commodity prices to fall, benefits bonds. Throw in the "flight to quality" that occurs when any emerging market or region comes under pressure, and bonds had a nice
if  unspectacular  quarter.    As  for  equities,  the  revenue losses and the
heightened competitive environment have more than offset the benefits of modest declines in interest rates. As a result, the equity markets came down from the record levels they posted during the month of April.

As the effects of the Asian Crisis take a deeper hold on a drastically overvalued U.S. market, a long-term perspective will help to not only keep short-term performance in perspective, but to appreciate the opportunities that can be created when markets are disrupted.

In what promises to be a volatile environment, equity turnover is likely to increase and bonds play an important role in portfolio management. With higher turnover and more income-oriented investments, the tax-deferred characteristics of an annuity are especially valuable.

Thank you for your continued support. We will make every effort to warrant continued confidence in our services.

Sincerely,

Manning and Napier Advisors, Inc.

Performance Update as of June 30, 1998 (unaudited)

OBJECTIVES-BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO) Each of the Objectives Based portfolios is managed toward a specific investment objective, with the specific asset allocation adjusted throughout the year in response to the prevailing market conditions and our economic outlook.

Within the first two quarters of 1998, we have become concerned with the extremely high valuations of U.S. stocks. We have addressed this concern by increasing our holdings in foreign securities, which we choose using the same investment strategies we apply to U.S. stocks. We have also decreased the equity portions in the Moderate Growth and Growth Portfolios because we are growing more concerned with the increased risk of holding stocks. Because of the more aggressive objective of the Maximum Horizon Portfolio, its equity position remains high.

In the bond markets, the weakness in Asia has resulted in a very favorable environment for bonds. Bonds with longer maturities and durations will benefit from this environment and we will continue to use these bonds to manage stock market volatility in each of the portfolios in addition to capturing the returns they offer.

We have been continuously upgrading the portfolios with strong strategy fits that coincide with our value discipline. Going forward, we believe we have positioned the portfolios appropriately with our long-term outlook and their individual objectives.









                          Manning & Napier
                       Moderate Growth Portfolio

                                                 Total Return
Through               Growth of $10,000                       Average
06/30/98                Investment             Cummulative    Annual
One Year              $         10,942           9.42%          9.42%
Inception 1           $         11,719          17.19%         10.01%













                           Lehman Brothers
                   Intermediate Bond Index 4

                                              Total Return
Through                 Growth of $10,000                  Average
06/30/98                Investment          Cumulative     Annual
One Year                $           10,854       8.54%     8.54%
Inception 1             $           11,236      12.36%     7.26%











                     30-70 Blended Index 5

                                                   Total Return
Through              Growth of $10,000                       Average
06/30/98               Investment            Cummulative     Annual
One Year             $           11,479          14.79%       14.79%
Inception 1          $           12,669          26.69%       15.29%





[graphic]
<line chart>
Data for line chart to follow:

             Manning & Napier          Lehman Brothers           30 - 70
 Date        Moderate Growth Portfolio Intermediate Bond Index   Blended Index
 11/01/96           10,000                       10,000             10,000
 12/31/96           10,110                       10,067             10,211
 03/31/97           10,060                       10,056             10,286
 06/30/97           10,710                       10,352             11,036
 09/30/97           11,216                       10,631             11,493
 12/31/97           11,397                       10,859             11,764
 03/31/98           11,880                       11,028             12,384
 06/30/98           11,719                       11,236             12,669



[graphic]
<chart>
Data for pie chart to follow:

                           Portfolio Composition -
                   Moderate Growth Portfolio - As of 6/30/98
     Stocks                                                                33%
     Bonds                                                                 65%
     Cash, short-term investments and other assets, less liabilities        2%

Please see page 8 for footnotes

Performance Update as of June 30, 1998 (unaudited)

OBJECTIVES-BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)








                          Manning & Napier
                          Growth Portfolio
                                                  Total Return
Through               Growth of $10,000                  Average
06/30/98              Investment          Cumulative     Annual
One Year              $           10,902          9.02%     9.02%
Inception 1           $           12,472         24.72%    14.20%











                             Lehman Brothers
                        Intermediate Bond Index 4
                                               Total Return
Through                Growth of $10,000                  Average
06/30/98               Investment          Cumulative     Annual
One Year               $           10,854          8.54%     8.54%
Inception 1            $           11,236         12.36%     7.26%











                        50-50 Blended Index 5

                                                 Total Return
Through                 Growth of $10,000                  Average
06/30/98                Investment           Cummulative   Annual
One Year                $         11,834         20.15%     20.15%
Inception 1             $         13,839         38.39%     21.58%




[graphic]
<line chart>
Data for line chart to follow:
             Manning & Napier      Lehman Brothers
 Date        Growth Portfolio      Intermediate Bond Index  50-50 Blended Index
 11/01/96           10,000                   10,000                 10,000
 12/31/96           10,250                   10,067                 10,311
 03/31/97           10,290                   10,056                 10,421
 06/30/97           11,440                   10,352                 11,520
 09/30/97           12,241                   10,631                 12,143
 12/31/97           12,221                   10,859                 12,495
 03/31/98           12,893                   11,028                 13,496
 06/30/98           12,472                   11,236                 13,839



[graphic]
<chart>
Data for pie chart to follow:

                           Portfolio Composition -
                         Growth Portfolio - As of 6/30/98
     Stocks                                                                51%
     Bonds                                                                 46%
     Cash, short-term investments and liabilities, less other assets        3%



Please see Page 8 for Footnotes

OBJECTIVES-BASED PORTFOLIOS
(MODERATE GROWTH PORTFOLIO, GROWTH PORTFOLIO, & MAXIMUM HORIZON PORTFOLIO)








                       Manning & Napier
                   Maximum Horizon Portfolio
                                                 Total Return
Through              Growth of $10,000                          Average
06/30/98             Investment               Cummulative       Annual
One Year             $           11,423          14.23%         14.23%
Inception 1          $           13,925          39.25%         22.03%














               Standard & Poor's (S&P) 500 Total Return Index3

                                                        Total Return
Through                 Growth of $10,000                          Average
06/30/98                Investment                 Cummulative     Annual
One Year                $           13,015            30.15%        30.15%
Inception 1             $           16,545            65.45%        35.36%




[graphic]
<line chart>
Data for line chart to follow:
             Manning & Napier            Standard & Poor's (S&P) 500
 Date        Maximum Horizon Portfolio   Total Return Index
 11/01/96           10,000                       10,000
 12/31/96           10,440                       10,542
 03/31/97           10,540                       10,827
 06/30/97           12,190                       12,713
 09/30/97           13,234                       13,665
 12/31/97           12,913                       14,057
 03/31/98           14,396                       16,017
 06/30/98           13,925                       16,545



[graphic]
<chart>
Data for pie chart to follow:

                           Portfolio Composition -
                   Maximum Horizon Portfolio - As of 6/30/98
     Stocks                                                                90%
     Bonds                                                                  9%
     Cash, short-term investments and liabilities, less other assets        1%



Please see Page 8 for Footnotes

Performance Update as of June 30, 1998 (unaudited)

SMALL CAP PORTFOLIO
The first half of 1998 produced mediocre results for investors in small cap stocks. As small cap stocks continue to underperform the large cap stocks, the overall perception of small cap stocks countinues to weaken. During the first half of 1998, the largest 50 stocks of the S & P 500 have outperformed the smallest 450 stocks by a wide margin, reflecting how narrow the breadth of 1998's market rise has been.

Recent purchases, including oil-related stocks and stocks in the paper industry, have increased the portfolios investment in energy and basic materials. As the majority of Asian economies continue to weaken, the worldwide demand for commodities and basic materials has slowed significantly. This had led to excess capacity in many industries and falling commodity prices. Historically, natural market forces have led to the closing of excess capacity when commodity prices fall too low. This continues until demand exceeds supply, leading to a cyclical upturn. Continued weakness in Asia has delayed the cyclical upturns, but we believe the long-term outlook for these stocks remains positive.

Our strategies have enabled us to seek out several securities that are attractive and appear to be undervalued. We believe in the value-oriented approach and continue to watch the market carefully for futher opportunities.










                            Manning & Napier
                           Small Cap Portfolio
                                                     Total Return
Through                   Growth of $10,000                     Average
06/30/98                  Investment            Cummulative     Annual
One Year                  $           10,187        1.87%          1.87%
Inception 1               $           12,969       29.69%         16.92%












             Standard & Poor's (S&P) 500 Total Return Index3

                                                            Total Return
Through                  Growth of $10,000                              Average
06/30/98                 Investment                     Cummulative     Annual
One Year                 $           13,015                  30.15%       30.15%
Inception 1              $           16,545                  65.45%       35.36%



[graphic]
<line chart>
Data for line chart to follow:
                Manning & Napier       Standard & Poor's (S&P)500
 Date           Small Cap Portfolio    Total Return Index
 11/01/96           10,000                       10,000
 12/31/96           10,720                       10,542
 03/31/97           10,400                       10,827
 06/30/97           12,730                       12,713
 09/30/97           13,939                       13,655
 12/31/97           12,138                       14,057
 03/31/98           14,119                       16,017
 06/30/98           12,969                       16,545




[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Small Cap Portfolio - As of 6/30/98
Transportation                                                              4%
Computer Integrated Systems Design                                          4%
Chemicals & Allied Products                                                 5%
Computer Equipment                                                          5%
Electronics & Electrical Equipment                                          8%
Glass Products                                                              4%
Industrial & Commercial Machinery                                           8%
Paper & Allied Products                                                     6%
Primary Metal Industries                                                    7%
Printing & Publishing                                                       5%
Retail - Specialty Stores                                                   6%
Technical Instruments & Supplies                                            6%
Cash, short-term investments and
  liabilities, less other assets                                           14%
Miscellaneous *                                                            18%


* Miscellaneous includes:
Agricultural Production
Apparel
Distribution - Wholesale
Refuse Systems
Software
Telecommunication Services
Testing Laboratories
Textile Mill Products


Please see Page 8 for Footnotes

Performance Updates as of June 30,1998 (unaudited)

EQUITY PORTFOLIO

The objective of the Equity Portfolio is to provide long-term capital growth, accepting stock market volatility. Market valuations for U.S. stocks remain very high, reflecting all the good news and none of the potential risk in the current environment. We believe that it is extremely important to be very selective in our choices due to the high level of risk inherent in the overvalued U.S. stock market.

With the increased risk in the U.S. market and the prospect of the Asian Crisis slowing the growth rate of the U.S. economy, we continue to place an increased emphasis on global diversification. We have added foreign holdings as valuations overseas have become more attractive and as we have identified companies which we to believe will be well positioned from the restructuring that is taking place at the government and corporate levels in many countries around the world.









                            Manning & Napier
                            Equity Portfolio
                                                              Total Return
Through                         Growth of $10,000                       Average
06/30/98                        Investment              Cummulative     Annual
One Year                        $           10,716            7.16%       7.16%
Inception 1                     $           13.298           32.98%      18.70%











                Standard & Poor's (S&P) 500 Total Return Index3

                                                     Total Return
Through                   Growth of $10,000                     Average
06/30/98                  Investment            Cummulative     Annual
One Year                  $           13,015        30.15%      30.15%
Inception 1               $           16,545        65.45%      35.36%



[graphic]
<line chart>
Data for line chart to follow:
                 Manning & Napier         Standard & Poor's (S&P) 500
 Date        Equity Portfolio                   Total Return Index
 11/01/96           10,000                       10,000
 12/31/96           10,560                       10,542
 03/31/97           10,720                       10,827
 06/30/97           12,410                       12,713
 09/30/97           13,238                       13,655
 12/31/97           12,826                       14,057
 03/31/98           14,583                       16,017
 06/30/98           13,298                       16,545



[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Equity Portfolio - As of 6/30/98

Chemicals & Allied Products                                                11%
Computer Equipment                                                          7%
Electronics & Electrical Equipment                                          5%
Business Services                                                           4%
Paper & Allied Products                                                     9%
Crude Petroleum & Natural Gas                                               6%
Food & Beverage                                                             9%
Leather & Leather Products                                                  4%
Technical Instruments & Supplies                                            9%
Telecommunications Services                                                 5%
Restaurants                                                                 4%
Miscellaneous *                                                            27%


* Miscellaneous includes:
Amusement & Recreational Services
Diamonds
Distribution-Wholesale
Engineering Services
Glass Products
Health Services
Industrial & Commercial Machinery
Retail - Specialty Stores
Software
Transportation - Railroad
Utilities - Electric
Cash, short-term investments, and
  liabilities, less other assets

Please see Page 8 for Footnotes

Performance Updates as of June 30,1998 (unaudited)

BOND PORTFOLIO

As the economies in the Pacific Rim continue to suffer, the effects on the world equity markets have been staggering. This type of economic environment has been favorable to bonds, with interest rates moving slightly lower and inflation continuing at low levels. Longer-term bonds have represented good value and we have postioned the Bond Portfolio accordingly.

At the end of 1997, we wrote that we expected the federal budget deficit to shrink, and it has. Reduced government spending has been good for the bond market, as the government has been able to reduce its new bond issuance, boosting the prices of existing bonds and keeping interest rates low.

We continue to monitor the short-term factors affecting the bond market but only to compare them to the relative effect on our long-term overview, rather than managing our portfolio for the short-term. The world-wide outlook continues for slow economic growth, stable inflation and low interest rates.








                           Manning & Napier
                            Bond Portfolio
                                                      Total Return
Through                      Growth of $10,000                  Average
06/30/98                     Investment          Cumulative     Annual
One Year                     $           11,221       12.21%     12.21%
Inception 1                  $           11.378       13.78%      8.07%










            Merrill Lynch Corporate/Government Bond Index2

                                                    Total Return
Through                    Growth of $10,000                   Average
06/30/98                   Investment          Cumulative      Annual
One Year                   $           11,132         11.32%     11.32%
Inception 1                $           11,530         15.30%      8.94%




[graphic]
<line chart>
Data for line chart to follow:
                   Manning & Napier         Merrill Lynch Corporate/
 Date              Bond Portfolio           Government Bond Index2
 11/01/96           10,000                       10,000
 12/31/96            9,940                       10,076
 03/31/97            9,770                        9,997
 06/30/97           10,140                       10,357
 09/30/97           10,523                       10,720
 12/31/97           10,915                       11,061
 03/31/98           11,066                       11,237
 06/30/98           11,378                       11,530






[graphic]
<pie chart>
Data for pie chart to follow:

Effective Maturity - Bond Portfolio - As of 6/30/98

Less than 1 Year                                                            7%
1 - 3 Years                                                                23%
3 - 5 Years                                                                12%
5 - 10 Years                                                               28%
Over 10 Years                                                              30%


[graphic]
<pie chart>
Data for pie chart to follow:

Portfolio Composition - Bond Portfolio - As of 6/30/98

U.S. Treasury Securities                                                   50%
U.S. Government Agencies                                                   43%
Cash, short-term investments, and
  liabilities, less other assets                                            7%


Please see Page 8 for Footnotes

Footnotes to Performance Update (unaudited)

1 Performance numbers for the Fund and Indices are calculated from November 1, 1996, the Fund's inception date. The Fund's performance is historical and may not be indicative of future results.

2 The Merrill Lynch Corporate/Government Bond Index is a market value weighted measure of approximately 6,306 corporate and government bonds. The Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of coupons and, unlike Fund returns, do not reflect any fees or expenses.

3 The Standard & Poors (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

4 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 4,254 corporate and government securities. The Index is comprised of investment grade securities with maturities greater than one year but less than ten years. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses.

5 The 30-70 Blended Index is 30% S&P 500 Total Return Index (see note 3) and 70% Lehman Brothers Intermediate Bond Index (see note 4). The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees of expenses.

6 The 50-50 Blended Index is 50% S&P 500 Total Return Index (see note 3) and 50% Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 6,821 corporate, government and mortgage backed securities. This Index is comprised of investment grade securities with maturities greater than one year. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees of expenses.

Investment Portfolio - June 30, 1998 (unaudited)









                                                                     Value
 MANNING & NAPIER MODERATE GROWTH PORTFOLIO                  SHARES   (Note 2)
-----------------------------------------------------------  ------  ---------

COMMON STOCK - 33.06%
AMUSEMENT & RECREATIONAL SERVICES - 0.37%
   Resorts World Bhd. - ADR (Note 7)                            100  $    550
                                                                     ---------

BUSINESS SERVICES - 1.47%
   National Data Corp.                                           50     2,187
                                                                     ---------

CHEMICALS & ALLIED PRODUCTS - 3.11%
   Pharmacia & Upjohn, Inc.                                     100     4,613
                                                                     ---------

COMPUTER EQUIPMENT - 1.63%
   International Game Technology                                100     2,425
                                                                     ---------

CRUDE PETROLEUM & NATURAL GAS - 1.57%
   Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)          125     2,324
                                                                     ---------

DIAMONDS- 0.59%
   De Beers Centenary AG - ADR (Note 7)                          50       875
                                                                     ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.07%
   Motorola, Inc.                                                50     2,628
   Philips Electronics N.V. - ADR (Note 7)                       75     6,375
                                                                     ---------
                                                                        9,003
                                                                     ---------

GLASS PRODUCTS - 1.17%
   Corning, Inc.                                                 50     1,737
                                                                     ---------

HEALTH SERVICES - 1.48%
   MedPartners, Inc.*                                           275     2,200
                                                                     ---------

RETAIL - SPECIALTY STORES -  0.63%
   Hancock Fabrics, Inc.                                         75       938
                                                                     ---------

SOFTWARE - 1.66%
   Oracle Corp.                                                 100     2,456
                                                                     ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.25%
   Eastman Kodak Co.                                             75     5,480
   Millipore Corp.                                              150     4,087
   Teradyne, Inc.*                                              100     2,675
                                                                     ---------
                                                                       12,242
                                                                     ---------

TELECOMMUNICATION SERVICES - 2.37%
   Compania Anonima Nacional Telefonos de Venezuela (CANTV)
     ADR (Note 7)                                                75     1,875
   Telecomunicacoes Brasileiras (Telebras) - ADR (Note 7)        15     1,638
                                                                     ---------
                                                                        3,513
                                                                     ---------

TRANSPORTATION - RAILROAD  - 2.69 %
   Canadian National Railway Co. - ADR (Note 7)                  75     3,984
                                                                     ---------

TOTAL COMMON STOCK
   (Identified Cost $55,997)                                           49,047
                                                                     ---------




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                             PRINCIPAL       Value
 MANNING & NAPIER MODERATE GROWTH PORTFOLIO (continued)      AMOUNT/SHARES    (Note 2)
-----------------------------------------------------------  --------------  ---------

U.S. TREASURY SECURITIES - 44.87%
   U.S. TREASURY BONDS - 24.23%
   U.S. Treasury Bond, 5.50%, 3/31/2003                      $        7,000  $  6,996
   U.S. Treasury Bond, 6.875%, 8/15/2025                             25,000    28,961
                                                                             ---------

   TOTAL U.S. TREASURY BONDS
     (Identified Cost $33,026)                                                 35,957
                                                                             ---------

   U.S. TREASURY NOTES- 20.64%
   U.S. Treasury Note, 5.875%, 9/30/2002                             25,000    25,312
   U.S. Treasury Note, 6.50%, 10/15/2006                              5,000     5,311
                                                                             ---------

   TOTAL U.S. TREASURY NOTES
     (Identified Cost $30,310)                                                 30,623
                                                                             ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $63,336)                                                   66,580
                                                                             ---------

U.S. GOVERNMENT AGENCIES - 20.25%
   Federal Home Loan Bank Note, 5.95%, 11/05/1999                    15,000    15,043
   Federal National Mortgage Association Medium Term Note,
     5.67%, 5/26/2000                                                15,000    15,010
                                                                             ---------

TOTAL U.S. GOVERNMENT AGENCIES
     (Identified Cost $30,004)                                                 30,053
                                                                             ---------

SHORT-TERM INVESTMENTS - 4.02%
   Dreyfus Treasury Cash Management Fund
     (Identified Cost $5,970)                                         5,970     5,970
                                                                             ---------

TOTAL INVESTMENTS - 102.20%
   (Identified Cost $155,307)                                                 151,650

LIABILITIES, LESS OTHER ASSETS - (2.20)%                                       (3,275)
                                                                             ---------

NET ASSETS - 100%                                                            $148,375
                                                                             =========


*Non-income producing security








FEDERAL TAX INFORMATION:

At June 30, 1998, the net unrealized depreciation based on identified cost for federal income tax purposes of $155,307 was as follows:

   Aggregate gross unrealized appreciation for all investments
      in which there was an excess of value over tax cost                   $ 5,474

   Aggregate gross unrealized depreciation for all investments
   in which there was an excess of tax cost over value                       (9,131)
                                                                            -------

   UNREALIZED DEPRECIATION - NET                                            $(3,657)
                                                                            ========



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                                VALUE
MANNING & NAPIER GROWTH PORTFOLIO                       SHARES   (NOTE 2)
------------------------------------------------------  ------  ---------

COMMON STOCK - 50.99%
AMUSEMENT & RECREATIONAL SERVICES - 0.29%
   Resorts World Bhd. - ADR (Note 7)                       425  $  2,336
                                                                ---------

APPAREL - 3.05%
   Liz Claiborne Inc.                                      475    24,819
                                                                ---------

BUSINESS SERVICES - 2.42%
   National Data Corp.                                     450    19,687
                                                                ---------

CHEMICALS & ALLIED PRODUCTS - 3.26%
   Pharmacia & Upjohn, Inc.                                575    26,522
                                                                ---------

COMPUTER EQUIPMENT - 2.65%
   Bell & Howell Co.*                                      200     5,163
   International Game Technology                           675    16,369
                                                                ---------
                                                                  21,532
                                                                ---------

CRUDE PETROLEUM & NATURAL GAS - 2.28%
   Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)   1,000    18,589
                                                                ---------

DIAMONDS - 1.40%
   De Beers Centenary AG - ADR (Note 7)                    650    11,375
                                                                ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.79%
   Motorola, Inc.                                          525    27,595
   Philips Electronics N.V. - ADR (Note 7)                 325    27,625
                                                                ---------
                                                                  55,220
                                                                ---------

GLASS PRODUCTS - 1.81%
   Corning, Inc.                                           425    14,769
                                                                ---------

HEALTH SERVICES - 2.41%
   MedPartners, Inc.*                                    2,450    19,600
                                                                ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.34%
   York International Corp.                                250    10,891
                                                                ---------

LEATHER & LEATHER PRODUCTS - 3.58%
   Gucci Group - ADR (Note 7)                              550    29,150
                                                                ---------

PAPER & ALLIED PRODUCTS - 1.21%
   Asia Pulp & Paper Co. Ltd. - ADR (Note 7)               875     9,844
                                                                ---------

RETAIL - SPECIALTY STORES - 0.15%
   Hancock Fabrics, Inc.                                   100     1,250
                                                                ---------

SOFTWARE - 2.41%
   Oracle Corp.                                            800    19,650
                                                                ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.76%
   Eastman Kodak Co.                                       550    40,184
   Millipore Corp.                                         725    19,756
   Teradyne, Inc.*                                         425    11,369
                                                                ---------
                                                                  71,309
                                                                ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)









                                                                    SHARES/PRINCIPAL   VALUE
MANNING & NAPIER GROWTH PORTFOLIO (continued)                       AMOUNT              (NOTE 2)
------------------------------------------------------------------  -----------------  ---------

TELECOMMUNICATION SERVICES - 4.57%
   Compania Anonima Nacional Telefonos de Venezuela
     (CANTV) - ADR (Note 7)                                                       550  $ 13,750
   Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Note 7)                    215    23,475
                                                                                       ---------
                                                                                         37,225
                                                                                       ---------

TRANSPORTATION - RAILROAD- 2.61%
   Canadian National Railway Co. - ADR (Note 7)                                   400    21,250
                                                                                       ---------

TOTAL COMMON STOCK
   (Identified Cost $461,656)                                                           415,018
                                                                                       ---------

U.S. TREASURY SECURITIES - 45.68%
   U.S. TREASURY BONDS - 18.21%
   U.S. Treasury Bond, 6.875%, 8/15/2025                            $          80,000    92,675
   U.S. Treasury Bond, 6.50%, 11/15/2026                                       50,000    55,531
                                                                                       ---------

   TOTAL U.S. TREASURY BONDS
     (Identified Cost $139,116)                                                         148,206
                                                                                       ---------

   U.S. TREASURY NOTES - 27.47%
   U.S. Treasury Note, 5.375%, 6/30/2000                                       60,000    59,887
   U.S. Treasury Note, 5.625%, 12/31/2002                                      40,000    40,163
   U.S. Treasury Note, 6.25%, 2/15/2003                                       120,000   123,488
                                                                                       ---------

   TOTAL U.S. TREASURY NOTES
      (Identified Cost $222,876)                                                        223,538
                                                                                       ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $361,992)                                                           371,744
                                                                                       ---------

SHORT-TERM INVESTMENTS - 3.40%
   Dreyfus Treasury Cash Management Fund (Identified Cost $27,655)             27,655    27,655
                                                                                       ---------

TOTAL INVESTMENTS - 100.07%
   (Identified Cost $851,303)                                                           814,417
LIABILITIES, LESS OTHER ASSETS - (0.07)%                                                  (521)
                                                                                       ---------

NET ASSETS -100%                                                                       $813,896
                                                                                       =========



*Non-income producing security









FEDERAL TAX INFORMATION:

At June 30, 1998, the net unrealized depreciation based on identified cost for federal income tax purposes of
$851,303 was as follows:

   Aggregate gross unrealized appreciation for all investments in
   which there was an excess of value over tax cost                                                             $ 24,152

   Aggregate gross unrealized depreciation for all investments in
   which there was an excess of tax cost over value                                                              (61,038)
                                                                                                                ---------

   UNREALIZED DEPRECIATION - NET                                                                                $(36,886)
                                                                                                                =========




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)







                                                                VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO              SHARES   (NOTE 2)
------------------------------------------------------  ------  ---------

COMMON STOCK - 89.67%
AMUSEMENT & RECREATIONAL SERVICES - 0.78%
   Resorts World Bhd. - ADR (Note 7)                       250  $  1,374
                                                                ---------

Apparel - 4.44%
   Liz Claiborne, Inc.                                     150     7,837
                                                                ---------

BUSINESS SERVICES - 2.48%
   National Data Corp.                                     100     4,375
                                                                ---------

CHEMICALS & ALLIED PRODUCTS - 11.64%
   Celltech plc* (United Kingdom) (Note 7)                 900     4,748
   Pharmacia & Upjohn, Inc.                                150     6,919
   R.P. Scherer Corp.*                                     100     8,863
                                                                ---------
                                                                  20,530
                                                                ---------

COMPUTER EQUIPMENT - 6.36%
   Bell & Howell Co.*                                      200     5,163
   International Game Technology                           250     6,063
                                                                ---------
                                                                  11,226
                                                                ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 8.00%
   HBO & Co.                                               400    14,100
                                                                ---------

CRUDE PETROLEUM & NATURAL GAS - 5.19%
   Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     250     4,647
   YPF Sociedad Anonima - ADR (Note 7)                     150     4,509
                                                                ---------
                                                                   9,156
                                                                ---------

DIAMONDS - 1.00%
   De Beers Centenary AG - ADR (Note 7)                    100     1,750
                                                                ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 6.60%
   Motorola, Inc.                                          100     5,256
   Philips Electronics N.V. - ADR (Note 7)                  75     6,375
                                                                ---------
                                                                  11,631
                                                                ---------

GLASS PRODUCTS - 1.97%
   Corning, Inc.                                           100     3,475
                                                                ---------

HEALTH SERVICES - 3.06%
   MedPartners, Inc.*                                      675     5,400
                                                                ---------

HOTELS & LODGING PLACES - 1.85%
   CDL Hotels International Ltd. - ADR (Note 7)          1,100     3,265
                                                                ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 1.85%
   York International Corp.                                 75     3,267
                                                                ---------

LEATHER & LEATHER PRODUCTS - 4.51%
   Gucci Group - ADR (Note 7)                              150     7,950
                                                                ---------

PAPER & ALLIED PRODUCTS - 7.74%
   Aracruz Celulose S.A. - ADR (Note 7)                    300     3,431
   Asia Pulp & Paper Co. Ltd. - ADR (Note 7)               500     5,625
   Kimberly-Clark Corp.                                    100     4,588
                                                                ---------
                                                                  13,644
                                                                ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                                    SHARES/PRINCIPAL   VALUE
MANNING & NAPIER MAXIMUM HORIZON PORTFOLIO (continued)              AMOUNT              (NOTE 2)
------------------------------------------------------------------  -----------------  ---------

RESTAURANTS - 4.89%
   McDonald's Corp.                                                               125  $  8,625
                                                                                       ---------

RETAIL - SPECIALTY STORES - 0.71%
   Hancock Fabrics, Inc.                                                          100     1,250
                                                                                       ---------

SOFTWARE - 2.78%
   Oracle Corp.                                                                   200     4,913
                                                                                       ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 8.24%
   Eastman Kodak Co.                                                              125     9,133
   Millipore Corp.                                                                100     2,725
   Teradyne, Inc.*                                                                100     2,675
                                                                                       ---------
                                                                                         14,533
                                                                                       ---------

TELECOMMUNICATION SERVICES - 3.32%
   Compania Anonima Nacional Telefonos de Venezuela
     (CANTV) - ADR (Note 7)                                                       125     3,125
   Telecomunicacoes Brasileiras S. A. (Telebras) - ADR (Note 7)                    25     2,730
                                                                                       ---------
                                                                                          5,855
                                                                                       ---------
TRANSPORTATION - RAILROAD  - 2.26%
   Canadian National Railway Co. - ADR (Note 7)                                    75     3,984
                                                                                       ---------

TOTAL COMMON STOCK
(Identified Cost $158,039)                                                              158,140
                                                                                       ---------

U.S. TREASURY SECURITIES - 9.45%
   U.S. Treasury Bond, 6.50%, 11/15/2026 (Identified Cost $16,167)  $          15,000    16,659
                                                                                       ---------

SHORT-TERM INVESTMENTS - 3.13%
   Dreyfus Treasury Cash Management Fund
     (Identified Cost $5,514)                                                   5,514     5,514
                                                                                       ---------

TOTAL INVESTMENTS - 102.25%
   (Identified Cost $179,750)                                                           180,313

LIABILITIES, LESS OTHER ASSETS - (2.25)%                                                 (3,967)
                                                                                       ---------

NET ASSETS - 100%                                                                      $176,346
                                                                                       =========




*Non-income producing security









FEDERAL TAX INFORMATION:

At June 30, 1998,  the net unrealized appreciation based on identified cost for federal income tax purposes of
$179,750 was as follows:

   Aggregate gross unrealized appreciation for all investments in
   which there was an excess of value over tax cost                                                              $ 20,955

   Aggregate gross unrealized depreciation for all investments in
   which there was an excess of tax cost over value                                                               (20,392)
                                                                                                                 ---------

   UNREALIZED APPRECIATION - NET                                                                                 $    563
                                                                                                                 =========




The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                            VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO                SHARES   (NOTE 2)
--------------------------------------------------  ------  ---------

COMMON STOCK - 85.94%
AGRICULTURAL PRODUCTION - 2.12%
   Sylvan, Inc.*                                       225  $  3,544
                                                            ---------

APPAREL - 3.11%
   Novel Denim Holdings  Ltd.*                         200     5,200
                                                            ---------

CHEMICALS & ALLIED PRODUCTS - 5.18%
   Cypress Bioscience, Inc.*                           550     1,633
   Orion-Yhtyma OY - B Shares (Finland) (Note 7)       210     6,458
   Pt Tri Polyta Indonesia - ADR (Note 7)              525       591
                                                            ---------
                                                               8,682
                                                            ---------

COMPUTER EQUIPMENT - 4.62%
   Bell & Howell Co.*                                  300     7,744
                                                            ---------

COMPUTER INTEGRATED SYSTEMS DESIGN - 4.33%
   Apache Medical Systems, Inc.*                       200       387
   DAOU Systems, Inc.*                                 300     6,863
                                                            ---------
                                                               7,250
                                                            ---------

DISTRIBUTION - WHOLESALE - 1.54%
   Philip Services Corp.*                              625     2,578
                                                            ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 8.18%
   The Carbide/Graphite Group, Inc.                    175     4,867
   Firearms Training Systems, Inc.*                  1,075     2,687
   Gold Peak Industries, Ltd. (Hong Kong) (Note 7)   8,000     2,736
   Ultralife Batteries, Inc.*                          400     3,400
                                                            ---------
                                                              13,690
                                                            ---------

GLASS PRODUCTS - 4.00%
   Libbey, Inc.                                        175     6,705
                                                            ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 7.78%
   Comfort Systems USA, Inc.*                          225     5,259
   Lam Research Corp.                                  125     2,391
   NN Ball & Roller, Inc.                              450     5,372
                                                            ---------
                                                              13,022
                                                            ---------

PAPER & ALLIED PRODUCTS - 5.83%
   Schweitzer-Mauduit International, Inc.              175     5,075
   Stone Conatainer Corp.                              300     4,688
                                                            ---------
                                                               9,763
                                                            ---------

PRIMARY METAL INDUSTRIES - 6.77%
   Gibraltar Steel Corp.*                              275     5,638
   Wolverine Tube, Inc.*                               150     5,700
                                                            ---------
                                                              11,338
                                                            ---------

PRINTING & PUBLISHING - 4.76%
   Scholastic Corp.*                                   200     7,975
                                                            ---------

REFUSE SYSTEMS - 1.83%
   Newpark Resources, Inc.*                            275     3,059
                                                            ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                      SHARES/PRINCIPAL   VALUE
MANNING & NAPIER SMALL CAP PORTFOLIO (continued)      AMOUNT              (NOTE 2)
----------------------------------------------------  -----------------  ---------

RETAIL - SPECIALTY STORES - 6.44%
   Hancock Fabrics, Inc.                                            300  $  3,750
   Loehmann's Inc.*                                                 375     1,805
   Talbots, Inc.                                                    200     5,238
                                                                         ---------
                                                                           10,793
                                                                         ---------

SOFTWARE - 2.31%
   HCIA, Inc.*                                                      300     3,862
                                                                         ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 6.39%
   CardioGenesis Corp.*                                             100       531
   Physio-Control International Corp.*                              200     5,262
   Sola International, Inc.*                                        150     4,903
                                                                         ---------
                                                                           10,696
                                                                         ---------

TELECOMMUNICATION SERVICES - 2.42%
   Microcell Telecommunications, Inc. - ADR (Note 7)                450     4,050
                                                                         ---------

TESTING LABORATORIES - 1.57%
   Paradigm Geophysical, Ltd.                                       375     2,637
                                                                         ---------

TEXTILE MILL PRODUCTS - 2.87%
   Albany International Corp. - Class A                             201     4,811
                                                                         ---------

TRANSPORTATION - 3.89%
   Miller Industries, Inc.*                                         400     3,100
   Trico Marine Services, Inc.*                                     250     3,422
                                                                         ---------
                                                                            6,522
                                                                         ---------

TOTAL COMMON STOCK
   (Identified Cost $151,668)                                             143,921
                                                                         ---------

SHORT-TERM INVESTMENTS - 16.22%
   U.S. Treasury Bill, 7/16/1998                      $          15,000    14,970
   U.S. Treasury Note, 5.25%, 7/31/1998                           5,000     5,000
   Dreyfus Treasury Cash Management Fund                          7,199     7,199
                                                                         ---------

TOTAL SHORT-TERM INVESTMENTS
   (Identified Cost $27,170)                                               27,169
                                                                         ---------

TOTAL INVESTMENTS - 102.16%
   (Identified Cost $178,838)                                             171,090
LIABILITIES, LESS OTHER ASSETS - (2.16)%                                   (3,625)
                                                                         ---------

NET ASSETS - 100%                                                        $167,465
                                                                         =========



*Non-income producing security









FEDERAL TAX INFORMATION:

At June 30, 1998, the net unrealized depreciation based on identified cost for federal income tax purposes of
$178,838 was as follows:

   Aggregate gross unrealized appreciation for all investments
   in which there was an excess of value over tax cost                                                          $ 16,934

   Aggregate gross unrealized depreciation for all investments
   in which there was an excess of tax cost over value                                                           (24,682)
                                                                                                                ---------

   UNREALIZED DEPRECIATION - NET                                                                                $ (7,748)
                                                                                                                =========




The accompanying notes are an integral part of the financial statements.

16
Investment Portfolio - June 30, 1998 (unaudited)








                                                                VALUE
 MANNING & NAPIER EQUITY PORTFOLIO                      SHARES   (NOTE 2)
------------------------------------------------------  ------  ---------

COMMON STOCK - 99.40%
AMUSEMENT & RECREATIONAL SERVICES - 1.20%
   Resorts World Bhd. - ADR (Note 7)                       375  $  2,061
                                                                ---------

BUSINESS SERVICES -3.82%
   National Data Corp.                                     150     6,563
                                                                ---------

CHEMICALS & ALLIED PRODUCTS - 10.54%
   Pharmacia & Upjohn, Inc.                                200     9,225
   R.P. Scherer Corp.*                                     100     8,863
                                                                ---------
                                                                  18,088
                                                                ---------

COMPUTER EQUIPMENT - 6.59%
   Bell & Howell Co.*                                      250     6,453
   International Game Technology                           200     4,850
                                                                ---------
                                                                  11,303
                                                                ---------

CRUDE PETROLEUM & NATURAL GAS - 6.04%
   Petroleo Brasileiro S.A. (Petrobras) - ADR (Note 7)     275     5,112
   YPF Sociedad Anonima - ADR (Note 7)                     175     5,261
                                                                ---------
                                                                  10,373
                                                                ---------

DIAMONDS - 1.27%
   De Beers Centenary AG - ADR (Note 7)                    125     2,187
                                                                ---------

DISTRIBUTION - WHOLESALE - 1.89%
   Unisource Worldwide, Inc.                               300     3,244
                                                                ---------

ELECTRONICS & ELECTRICAL EQUIPMENT - 4.59%
   Motorola, Inc.                                          150     7,884
                                                                ---------


ENGINEERING SERVICES - 3.28%
   Jacobs Engineering Group, Inc.*                         175     5,622
                                                                ---------

FOOD & BEVERAGE - 8.81%
   Diageo plc- ADR (Note 7)                                134     6,457
   Unilever plc - ADR (Note 7)                             200     8,663
                                                                ---------
                                                                  15,120
                                                                ---------

GLASS PRODUCTS - 2.02%
   Corning, Inc.                                           100     3,475
                                                                ---------

HEALTH SERVICES - 3.26%
   MedPartners, Inc.*                                      700     5,600
                                                                ---------

INDUSTRIAL & COMMERCIAL MACHINERY - 3.17%
   York International Corp.                                125     5,445
                                                                ---------

LEATHER & LEATHER PRODUCTS - 3.86%
   Gucci Group - ADR (Note 7)                              125     6,625
                                                                ---------

PAPER & ALLIED PRODUCTS - 9.28%
   Aracruz Celulose S.A - ADR (Note 7)                     450     5,147
   Asia Pulp & Paper Co. Ltd. - ADR (Note 7)               550     6,187
   Kimberly-Clark Corp.                                    100     4,588
                                                                ---------
                                                                  15,922
                                                                ---------

RESTAURANTS - 4.02%
   McDonald's Corp.                                        100     6,900
                                                                ---------



The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                                        VALUE
 MANNING & NAPIER EQUITY PORTFOLIO (continued)                  SHARES  (NOTE 2)
--------------------------------------------------------------  ------  ---------

RETAIL - SPECIALTY STORES - 3.28%
   Hancock Fabrics, Inc.                                           450  $  5,625
                                                                        ---------

SOFTWARE - 3.22%
   Oracle Corp.                                                    225     5,527
                                                                        ---------

TECHNICAL INSTRUMENTS & SUPPLIES - 9.38%
   Eastman Kodak Co.                                               100     7,306
   Millipore Corp.                                                 200     5,450
   Teradyne, Inc.*                                                 125     3,344
                                                                        ---------
                                                                          16,100
                                                                        ---------

TELECOMMUNICATION SERVICES - 5.37%
   Compania Anonima Nacional Telefonos de Venezuela
     (CANTV) - ADR (Note 7)                                        150     3,750
   Telecomunicacoes Brasileiras S.A. (Telebras) - ADR (Note 7)      50     5,459
                                                                        ---------
                                                                           9,209
                                                                        ---------

TRANSPORTATION - RAILROAD - 3.09%
   Canadian National Railway Co. - ADR (Note 7)                    100     5,312
                                                                        ---------

UTILITIES - ELECTRIC - 1.42%
   Enersis SA - ADR (Note 7)                                       100     2,444
                                                                        ---------

TOTAL COMMON STOCK
   (Identified Cost  $179,635)                                           170,629
                                                                        ---------

SHORT-TERM INVESTMENTS - 3.37%
   Dreyfus Treasury Cash Management Fund
     (Identified Cost  $5,786)                                   5,786     5,786
                                                                        ---------


TOTAL INVESTMENTS - 102.77%
   (Identified Cost  $185,421)                                           176,415

LIABILITIES, LESS OTHER ASSETS - (2.77)%                                  (4,747)
                                                                        ---------

NET ASSETS - 100%                                                       $171,668
                                                                        =========





*Non-income producing security









FEDERAL TAX INFORMATION:

At June 30, 1998, the net unrealized depreciation based on identified cost for federal income tax purposes of
$185,421 was as follows:

   Aggregate gross unrealized appreciation for all investments
   in which there was an excess of value over tax cost                                                          $ 18,560

   Aggregate gross unrealized depreciation for all investments in
   which there was an excess of tax cost over value                                                              (27,566)
                                                                                                                ---------

   UNREALIZED DEPRECIATION - NET                                                                                $ (9,006)
                                                                                                                =========





The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 1998 (unaudited)








                                                                 PRINCIPAL       VALUE
MANNING & NAPIER BOND PORTFOLIO                                  AMOUNT/SHARES    (NOTE 2)
--------------------------------------------------------------  --------------  ---------
U.S. TREASURY SECURITIES - 50.2%
   U.S. Treasury Note, 6.50%, 10/15/2006                         $       30,000  $ 31,866
   U.S. Treasury Bond, 6.875%, 8/15/2025                                 35,000    40,545
                                                                                 ---------

TOTAL U.S. TREASURY SECURITIES
   (Identified Cost $66,628)                                                       72,411
                                                                                 ---------

U.S. GOVERNMENT AGENCIES - 42.8%
   Federal Home Loan Bank Bond, 5.905%, 10/23/1998                       10,000    10,007
   Federal Home Loan Mortgage Bond, 6.13%, 8/19/1999                      15,000    15,062
   Federal National Mortgage Association Bond, 7.55%, 4/22/2002          15,000    15,950
   Student Loan Marketing Association Bond, 7.50%, 3/8/2000              15,000    15,432
   Tennessee Valley Authority Bond, 6.375%, 6/15/2005                     5,000     5,191
                                                                                 ---------

TOTAL U.S. GOVERNMENT AGENCIES
   (Identified Cost $61,248)                                                       61,642
                                                                                 ---------

SHORT-TERM INVESTMENTS - 9.0%
   Dreyfus Treasury Cash Management Fund
     (Identified Cost $12,898)                                           12,898    12,898
                                                                                 ---------

TOTAL INVESTMENTS - 102.0%
   (Identified Cost $140,774)                                                     146,951

LIABILITIES, LESS OTHER ASSETS - (2.0)%                                            (2,813)
                                                                                 ---------

NET ASSETS - 100%                                                                $144,138
                                                                                 =========












FEDERAL TAX INFORMATION:

At June 30, 1998, the net unrealized appreciation based on identified cost for federal income tax purposes of
$140,774 was as follows:

   Aggregate gross unrealized appreciation for all investments
   in which there was an excess of value over tax cost                                                          $6,177

   Aggregate gross unrealized depreciation for all investments
   in which there was an excess of tax cost over value                                                               0
                                                                                                                ------

   UNREALIZED APPRECIATION - NET                                                                                $6,177
                                                                                                                ======





The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (unaudited)

June 30, 1998









                                      MANNING & NAPIER INSURANCE FUND, INC.
                                      ---------------------------------------
                                      Moderate                     Maximum
                                       Growth         Growth       Horizon     Small Cap
                                      Portfolio       Portfolio    Portfolio   Portfolio
ASSETS:                             -------------   ----------   ----------   ---------

Investments in securities (Note 2):
   At identified cost                 $     155,307   $  851,303   $  179,750  $  178,838
                                      =============   ==========   ==========  ==========
   At value                           $     151,650   $  814,417   $  180,313  $  171,090
Cash                                             --           41           31           5
Dividends receivable                             73          675          325          30
Interest receivable                           1,400        5,315          124         110
Receivable from investment advisor (Note 3)   6,248        3,829        6,090       6,103
                                      -------------   ----------   ----------   ---------
TOTAL ASSETS                                159,371      824,277      186,883     177,338
                                      -------------   ----------   ----------   ---------
LIABILITIES:

Accrued Directors' fees (Note 3)              3,818        3,818        3,818       3,818
Audit fee payable                             4,450        4,450        4,450       4,450
Other payables and accrued expenses           2,728        2,113        2,269       1,605
                                      -------------   ----------   ----------   ---------
TOTAL LIABILITIES                            10,996       10,381       10,537       9,873
                                      -------------   ----------   ----------   ---------
NET ASSETS                            $     148,375   $  813,896   $  176,346  $  167,465
                                      =============   ==========   ==========  ==========

NET ASSETS CONSIST OF:

Capital stock                         $         127   $      655   $      127  $      129
Additional paid-in-capital                  127,363      790,641      126,836     130,711
Undistributed net investment income           7,071       12,525        2,520         262
Accumulated net realized gain on investments 17,471       46,961       46,300      44,114
Net unrealized appreciation
   (depreciation) on investments            (3,657)     (36,886)         563      (7,751)
                                      -------------   ----------   ----------   ---------
TOTAL NET ASSETS                      $     148,375   $  813,896   $  176,346  $  167,465
                                      =============   ==========   ==========  ==========
SHARES OUTSTANDING                           12,741       65,556       12,690      12,921
                                      =============   ==========   ==========  ==========
NET ASSET VALUE PER SHARE             $       11.65   $    12.42   $    13.90  $    12,96
                                      =============   ==========   ==========  ==========







                                               Equity       Bond
                                               Portfolio    Portfolio
                                               ----------   ----------
ASSETS:

Investments in securities (Note 2):
   At identified cost                          $  185,421   $  140,774
                                               ==========   ==========
   At value                                    $  176,415   $  146,951
Cash                                                   --           --
Dividends receivable                                  229           --
Interest receivable                                    --        2,343
Receivable from investment advisor (Note 3)         6,079        6,536
                                               ----------   ----------
TOTAL ASSETS                                      182,723      155,830
                                               ----------   ----------
LIABILITIES:

Accrued Directors' fees (Note 3)                    3,818        3,818
Audit fee payable                                   4,450        4,450
Other payables and accrued expenses                 2,787        3,424
                                               ----------   ----------
TOTAL LIABILITIES                                  11,055       11,692
                                               ----------   ----------
NET ASSETS                                     $  171,668   $  144,138
                                               ==========   ==========
NET ASSETS CONSIST OF:

Capital stock                                  $      130   $      127
Additional paid-in-capital                        129,670      127,325
Undistributed net investment income                 1,929       10,495
Accumulated net realized gain on investments       48,945           14
Net unrealized appreciation
   (depreciation) on investments                   (9,006)       6,177
                                               ----------   ----------
TOTAL NET ASSETS                               $  171,668   $  144,138
                                               ==========   ==========
SHARES OUTSTANDING                                 12,954       12,743
                                               ==========   ==========
NET ASSET VALUE PER SHARE                      $    13.25   $    11.31
                                               ==========   ==========



The accompanying notes are an integral part of the financial statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 1998










                                        MANNING & NAPIER INSURANCE FUND, INC.
                                        ---------------------------------------
                                        Moderate                  Maximum
                                         Growth      Growth       Horizon      Small Cap
                                        Portfolio    Portfolio    Portfolio    Portfolio
                                        ----------   ----------   ----------   ----------
INVESTMENT INCOME:

Interest                                $    2,591   $    7,512   $      615   $      683
Dividends                                      808        4,009        1,758          605
                                        ----------   ----------   ----------   ----------
Total Investment Income                      3,399       11,521        2,373        1,288
                                        ----------   ----------   ----------   ----------

EXPENSES:

Management fees (Note 3)                       734        2,771          866          855
Directors' fees (Note 3)                     3,818        3,818        3,818        3,818
Audit fee                                    2,531        2,531        2,531        2,531
Custodian fee                                  496          496          496          496
Miscellaneous                                  283          309          284          284
                                        ----------   ----------   ----------   ----------
Total Expenses                               7,862        9,925        7,995        7,984

Less Reduction of Expenses (Note 3)         (6,982)      (6,600)      (6,956)      (6,958)
                                        ----------   ----------   ----------   ----------
Net Expenses                                   880        3,325        1,039        1,026
                                        ----------   ----------   ----------   ----------
NET INVESTMENT INCOME                        2,519        8,196        1,334          262
                                        ----------   ----------   ----------   ----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

Net realized gain on investments             9,071       27,763       19,467       16,655
Net change in unrealized appreciation
   (depreciation) on investments            (7,601)     (39,194)      (7,993)      (6,250)
                                        ----------   ----------   ----------   ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                1,470      (11,431)      11,474       10,405
                                        ----------   ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $    3,989   $   (3,235)  $   12,808   $   10,667
                                        ==========   ==========   ==========   ==========










                                        Equity       Bond
                                        Portfolio    Portfolio
                                        ----------   ----------
INVESTMENT INCOME:

Interest                                $      249   $    4,232
Dividends                                    2,102           --
                                        ----------   ----------
Total Investment Income                      2,351        4,232
                                        ----------   ----------

EXPENSES:

Management fees (Note 3)                       875          349
Directors' fees (Note 3)                     3,818        3,818
Audit fee                                    2,531        2,531
Custodian fee                                  496          496
Miscellaneous                                  284          285
                                        ----------   ----------
Total Expenses                               8,004        7,479

Less Reduction of Expenses (Note 3)         (6,954)      (6,885)
                                        ----------   ----------
Net Expenses                                 1,050          594
                                        ----------   ----------
NET INVESTMENT INCOME                        1,301        3,638
                                        ----------   ----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:

Net realized gain on investments            38,868           14
Net change in unrealized appreciation
   (depreciation) on investments           (33,990)       2,244
                                        ----------   ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS                4,878        2,258
                                        ----------   ----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS        $    6,179   $    5,896
                                        ==========   ==========





The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (unaudited)








                                        MANNING & NAPIER INSURANCE FUND INC

                                             Moderate Growth
                                             Portfolio           Growth Portfolio
                                        ------------------------------------------


                                        For the      For the     For the      For the
                                        Six Months   Year        Six Months   Year
                                         Ended       Ended       Ended        Ended
                                         6/30/98     12/31/97    6/30/98      12/31/97
                                        ----------   ---------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                   $    2,519   $   4,554   $    8,196   $   4,330
Net realized gain on investments             9,071       8,400       27,763      19,221
Net change in unrealized appreciation
  (depreciation) on investments             (7,601)      3,328      (39,194)       (288)
                                        ----------   ---------   ----------   ---------
Net increase (decrease) in net assets
   from operations                           3,989      16,282       (3,235)     23,263
                                        ----------   ---------   ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS
   (NOTE 2):

From net investment income                      --        (823)          --        (635)
                                        ----------   ---------   ----------   ---------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share
   transactions (Note 5)                        --         823      498,903     165,726
                                        ----------   ---------   ----------   ---------
Net increase in net assets                   3,989      16,282      495,668     188,354

NET ASSETS:

Beginning of period                        144,386     128,104      318,228     129,874
                                        ----------   ---------   ----------   ---------
END OF PERIOD                           $  148,375   $ 144,386   $  813,896   $ 318,228
                                        ==========   =========   ==========   =========




                                        Maximum Horizon
                                        Portfolio
                                        -----------------
                                        For the            For the
                                        Six Months         Year
                                         Ended              Ended
                                        6/30/98             12/31/97
                                        ----------------   ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                   $          1,334   $   1,186
Net realized gain on investments                  19,467      26,923
Net change in unrealized appreciation
   (depreciation) on investments                  (7,993)      3,213
                                        ----------------   ---------
Net increase (decrease) in net assets
   from operations                                12,808      31,322
                                        ----------------   ---------
DISTRIBUTIONS TO SHAREHOLDERS
   (NOTE 2):

From net investment income                            --        (296)
                                        ----------------   ---------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share
   transactions (Note 5)                              --         296
                                        ----------------   ---------
Net increase in net assets                        12,808      31,322

NET ASSETS:

Beginning of period                              163,538     132,216
                                        ----------------   ---------
END OF PERIOD                           $        176,346   $ 163,538
                                        ================   =========



The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets - continued (unaudited)









                                        MANNING & NAPIER INSURANCE FUND INC
                                        -------------------------------------

                                        Small Cap Portfolio         Equity Portfolio
                                        -------------------------   ------------------
                                        For the         For the     For the      For the
                                        Six Months      Year        Six Months   Year
                                         Ended          Ended       Ended        Ended
                                        6/30/98         12/31/97    6/30/98      12/31/97
                                        ----------      ---------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                   $      262      $   1,192   $    1,301   $     633
Net realized gain on investments            16,655         28,497       38,868      11,664
Net change in unrealized appreciation
   (depreciation) on investments            (6,250)       (11,265)     (33,990)     16,925
                                        ----------      ---------   ----------   ---------
Net increase (decrease) in net assets
   from operations                          10,667         18,424        6,179      29,222
                                        ----------      ---------   ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS
   (NOTE 2):

From net investment income                      --           (113)          --        (607)
                                        ----------      ---------   ----------   ---------
CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 5)                        --            113           --         607
                                        ----------      ---------   ----------   ---------
Net increase in net assets                  10,667         18,424        6,179      29,222

NET ASSETS:

Beginning of period                        156,798        138,374      165,489     136,267
                                        ----------      ---------   ----------   ---------
END OF PERIOD                           $  167,465      $ 156,798   $  171,668   $ 165,489
                                        ==========      =========   ==========   =========






                                        Bond Portfolio
                                        ---------------
                                        For the          For the
                                        Six Months       Year
                                         Ended           Ended
                                        6/30/98          12/31/97
                                        ---------------  ---------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                   $         3,638  $   6,861
Net realized gain on investments                     14         --
Net change in unrealized appreciation
   (depreciation) on investments                  2,244      5,506
                                        ---------------  ---------
Net increase (decrease) in net assets
   from operations                                5,896     12,367
                                        ---------------  ---------
DISTRIBUTIONS TO SHAREHOLDERS
   (NOTE 2):

From net investment income                           --       (785)
                                        ---------------  ---------
CAPITAL STOCK ISSUED AND
 REPURCHASED:

Net increase from capital share
   transactions (Note 5)                             --        785
                                        ---------------  ---------
Net increase in net assets                        5,896     12,367

NET ASSETS:

Beginning of period                             138,242    125,875
                                        ---------------  ---------
END OF PERIOD                           $       144,138  $ 138,242
                                        ===============  =========



The accompanying notes are an integral part of the financial statements.

Financial Highlights (unaudited)








                                              MANNING & NAPIER INSURANCE FUND, INC.
                                              ---------------------------------------
                                              MODERATE GROWTH PORTFOLIO
                                              ---------------------------------------
                                              For the      For the     For the
                                              Six Months   Year        Period
                                               Ended       Ended       11/1/96 1 to
                                              6/30/98      12/31/97    12/31/96
                                              ----------   ---------   -------------
Per share data (for a share outstanding
   throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $    11.33   $   10.11   $       10.00
                                              -----------  ----------  --------------
Income from investment operations:
   Net investment income                            0.198       0.357           0.065
   Net realized and unrealized gain (loss)
     on investments                                 0.122       0.928           0.045
                                              -----------  ----------  --------------
Total from investment operations                    0.320       1.285           0.110
                                              -----------  ----------  --------------
Less distributions to shareholders:
   From net investment income                          --      (0.065)             --
                                              -----------  ----------  --------------
NET ASSET VALUE - END OF PERIOD               $    11.65   $   11.33   $       10.11
                                              ===========  ==========  ==============
Total return 2                                      2.82%      12.73%           1.10%

Ratios of expenses (to average net assets)/
Supplemental Data:
     Expenses *                                     1.20%3        1.20%         1.20%3
     Net investment income *                        3.43%3        3.35%         4.08%3
Portfolio turnover                                    40%         53%              0%
Average commission rate paid                  $   0.0543   $  0.0565   $      0.0700

NET ASSETS - END OF PERIOD                    $  148,375   $ 144,386   $     128,104
                                              ===========  ==========  ==============





                                              GROWTH PORTFOLIO
                                              ------------------
                                              For the             For the     For the
                                              Six Months          Year        Period
                                               Ended               Ended       11/1/96 1 to
                                               6/30/98            12/31/97     12/31/96
                                              -----------------   ---------   --------------
Per share data (for a share outstanding
   throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $           12.17   $   10.25   $       10.00
                                              -----------------   ---------   --------------
Income from investment operations:
   Net investment income                                  0.025       0.166           0.050
   Net realized and unrealized gain (loss)
     on investments                                       0.225       1.804           0.200
                                              -----------------   ---------   --------------
Total from investment operations                          0.250       1.970           0.250
                                              -----------------   ---------   --------------
Less distributions to shareholders:
   From net investment income                                --      (0.050)             --
                                              -----------------   ---------   --------------
NET ASSET VALUE - END OF PERIOD               $           12.42   $   12.17   $       10.25
                                              =================   =========   ==============
Total return 2                                             2.05%      19.23%           2.50%

Ratios of expenses (to average net assets)/
Supplemental Data:
     Expenses *                                          1.20%3        1.20%         1.20%3
     Net investment income *                             2.96%3        2.42%         3.11%3
Portfolio turnover                                           74%         90%              3%
Average commission rate paid                  $          0.0569   $  0.0524   $      0.0696

NET ASSETS - END OF PERIOD                    $         813,896   $ 318,228   $     129,874
                                              =================   =========   ==============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:






Net investment income (loss)                  $(0.352)            $(1.024)    $ 0.044
Ratios (to average net assets):
   Expenses                                   10.72%3               14.16%       2.50%3
   Net investment income (loss)               (6.09)%3              (9.61)%      2.78%3



Net investment income (loss)                  $0.005              $(0.505)    $ 0.029
Ratios (to average net assets):
   Expenses                                    3.58%3               10.98%       2.50%3
   Net investment income (loss)                0.58%3               (7.36)%      1.81%3



1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.



The accompanying notes are an integral part of the financial statements.

Financial Highlights - continued (unaudited)









                                              MANNING & NAPIER INSURANCE FUND, INC.
                                              ---------------------------------------
                                              Maximum Horizon Portfolio
                                              ---------------------------------------
                                              For the        For the     For the
                                              Six Months     Year        Period
                                               Ended         Ended       11/1/96 1 to
                                              6/30/98        12/31/97    12/31/96
                                              ------------   ---------   -------------
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $      12.89   $   10.44   $       10.00
                                              ------------   ---------   -------------
Income from investment operations:
   Net investment income (loss)                      0.105       0.093           0.023
   Net realized and unrealized gain (loss)
        on investments                               0.905       2.380           0.417
                                              ------------   ---------   -------------
Total from investment operations                     1.010       2.473           0.440
                                              ------------   ---------   -------------
Less distributions to shareholders:
   From net investment income                           --      (0.023)             --
                                              ------------   ---------   -------------
NET ASSET VALUE - END OF PERIOD               $      13.90   $   12.89   $       10.44
                                              ============   =========   =============
Total return 2                                       7.84%      23.69%           4.40%

Ratios of expenses (to average net assets)/
Supplemental Data:
   Expenses *                                        1.20%3        1.20%         1.20%3
   Net investment income (loss) *                    1.54%3        0.78%         1.43%3
Portfolio turnover                                     49%        120%              4%
Average commission rate paid                  $      0.0439  $  0.0535   $      0.0691

NET ASSETS - END OF PERIOD                    $    176,346   $ 163,538   $     132,216
                                              ============   =========   =============






                                                  Small Cap Portfolio
                                              -------------------------
                                              For the                    For the     For the
                                              Six Months                 Year        Period
                                               Ended                      Ended       11/1/96 1 to
                                               6/30/98                   12/31/97     12/31/96
                                              ------------------------   ---------   -------------
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $                  12.13   $   10.72   $       10.00
                                              ------------------------   ---------   -------------
Income from investment operations:
   Net investment income (loss)                                  0.020      (0.027)          0.009
   Net realized and unrealized gain (loss)
     on investments                                              0.810       1.446           0.711
                                              ------------------------   ---------   -------------
Total from investment operations                                 0.830       1.419           0.720
                                              ------------------------   ---------   -------------
Less distributions to shareholders:
   From net investment income                                       --      (0.009)             --
                                              ------------------------   ---------   -------------
NET ASSET VALUE - END OF PERIOD               $                  12.96   $   12.13   $       10.72
                                              ========================   =========   =============
Total return 2                                                    6.84%      13.23%           7.20%

Ratios of expenses (to average net assets)/
Supplemental Data:
   Expenses *                                                   1.20%3        1.20%         1.20%3
   Net investment income (loss) *                               0.31%3      (0.23)%         0.55%3
Portfolio turnover                                                  45%         72%            9%
Average commission rate paid                  $                 0.0100   $  0.0200   $      0.0356

NET ASSETS - END OF PERIOD                    $                167,465   $ 156,798   $     138,374
                                              ========================   =========   =============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:










Net investment income (loss)                                                ($0.443)   $(1.285)  $ 0.002  $  (0.505)  $ (1.357)
Ratios (to average net assets):
   Expenses                                                                  9.24%3      12.76%   2.50%3     9.34%3      12.53%
   Net investment income (loss)                                            (6.50)%3    (10.78)%   0.13%3   (7.83)%3    (11.56)%




Net investment income (loss)                                               $  (0.012)
Ratios (to average net assets):
   Expenses                                                                   2.50%3
   Net investment income (loss)                                             (0.75)%3


1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.



The accompanying notes are an integral part of the financial statements.

Financial Highlights - continued (unaudited)







                                              MANNING & NAPIER INSURANCE FUND, INC.
                                              ---------------------------------------
                                              Equity Portfolio
                                              ---------------------------------------
                                              For the       For the     For the
                                              Six Months    Year        Period
                                               Ended        Ended       11/1/96 1 to
                                               6/30/98      12/31/97     12/31/96
                                              -----------   ---------   -------------
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $     12.78   $   10.56   $       10.00
                                              -----------   ---------   -------------
Income from investment operations:
   Net investment income (loss)                     0.101       0.048           0.047
   Net realized and unrealized gain (loss)
     on investments                                 0.369       2.219           0.513
                                              -----------   ---------   -------------
Total from investment operations                    0.470       2.267           0.560
                                              -----------   ---------   -------------
Less distributions to shareholders:
   From net investment income                          --      (0.047)             --
                                              -----------   ---------   -------------
NET ASSET VALUE - END OF PERIOD               $     13.25   $   12.78   $       10.56
                                              ===========   =========   =============
Total return2                                        3.68%      21.46%           5.60%

Ratios of expenses (to average net assets)/
Supplemental Data:
   Expenses *                                        1.20%3        1.20%         1.20%3
   Net investment income *                           1.49%3        0.41%         2.84%3
Portfolio turnover                                     43%         50%             29%
Average commission rate paid                  $     0.0601  $  0.0602   $      0.0661

NET ASSETS - END OF PERIOD                    $    171,668  $ 165,489   $     136,267
                                              ===========   =========   =============






                                              Bond Portfolio
                                              ----------------
                                              For the           For the     For the
                                              Six Months        Year        Period
                                               Ended             Ended       11/1/96 1 to
                                               6/30/98          12/31/97     12/31/96
                                              ---------------   ---------   -------------
Per share data (for a share outstanding
throughout each period):

NET ASSET VALUE - BEGINNING  OF PERIOD        $         10.85   $    9.94   $       10.00
                                              ---------------   ---------   -------------
Income from investment operations:
   Net investment income (loss)                         0.286       0.538           0.062
   Net realized and unrealized gain (loss)
     on investments                                     0.174       0.434          (0.122)
                                              ---------------   ---------   -------------
Total from investment operations                        0.460       0.972          (0.060)
                                              ---------------   ---------   -------------
Less distributions to shareholders:
   From net investment income                              --      (0.062)             --
                                              ---------------   ---------   -------------
NET ASSET VALUE - END OF PERIOD               $         11.31   $   10.85   $        9.94
                                              ===============   =========   =============
Total return2                                            4.24%       9.81%         (0.60)%

Ratios of expenses (to average net assets)/
Supplemental Data:
   Expenses *                                          0.85%3        0.85%         0.85%3
   Net investment income *                             5.21%3        5.29%         3.92%3
Portfolio turnover                                          4%          0%              0%
Average commission rate paid                               --          --              --

NET ASSETS - END OF PERIOD                    $       144,138   $ 138,242   $     125,875
                                              ===============   =========   =============



* The investment advisor did not impose its management fee and paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, and had 1996 expenses been limited by state securities law, the net investment income per share and the ratios would have been as follows:










Net investment income (loss)                                    $  (0.438)  $ (1.268)  $ 0.025  $  (0.255)  $(0.827)  $ 0.036
Ratios (to average net assets):
   Expenses                                                        9.15%3      12.44%   2.50%3    10.71%3     14.27%   2.50%3
   Net investment income (loss)                                  (6.46)%3    (10.83)%   1.54%3   (4.65)%3    (8.13)%   2.27%3

1 Commencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.



The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)
1. ORGANIZATION

Manning & Napier Moderate Growth Portfolio (Moderate Growth Portfolio), Manning & Napier Growth Portfolio (Growth Portfolio), Manning & Napier Maximum Horizon Portfolio (Maximum Horizon Portfolio), Manning & Napier Small Cap Portfolio (Small Cap Portfolio), Manning & Napier Equity Portfolio (Equity Portfolio), and Manning & Napier Bond Portfolio (Bond Portfolio) are no-load diversified series (collectively the "Funds") of Manning & Napier Insurance Fund, Inc. (the "Corporation"). The Corporation is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It was established for the purpose of providing a vehicle for the investment of assets of various separate accounts established exclusively for the purpose of providing an investment vehicle for variable annuity contracts. Currently, shares of the Corporation are offered only to separate accounts funding variable annuity contracts issued by Keyport Life Insurance Company and Liberty Life Insurance Company of Boston.

The total authorized capital stock of the Corporation consists of 550 million shares of common stock each having a par value of $0.01. As of June 30, 1998, the shares are currently classified into six classes of shares including: Class A - Moderate Growth Portfolio, Class B - Growth Portfolio, Class C - Maximum Horizon Portfolio, Class D - Equity Portfolio, Class E - Small Cap Portfolio, and Class F - Bond Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Funds pricing service.

Securities for which representative valuations or prices are not available from the Funds' pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds' Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.


SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security  transactions  are  accounted  for  on  the  date  the securities are
purchased  or  sold.    Dividend  income is recorded on the ex-dividend date.
Interest income and expenses are recorded on an accrual basis.

Most expenses of the Corporation can be attributed to a specific fund. Expenses which cannot be directly attributed are apportioned among the funds in the Corporation.

FEDERAL INCOME TAXES
The Funds policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds are not subject to federal income tax to the extent the Funds qualify as Regulated Investment Companies as defined in Subchapter M in the Internal Revenue Code and distribute to shareholders each year their taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax have been made in the financial statements.

The Funds uses the identified cost method for determining realized gains or losses on investments for both financial statement and federal income tax reporting purposes.

DISTRIBUTIONS OF INCOME AND GAINS
Distributions to shareholders of net investment income are made annually. Distributions are recorded on the ex-dividend date. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Funds.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The differences may be a result of deferral of certain losses, foreign denominated investments or character reclassification between net

Notes to Financial Statements (unaudited)

DISTRIBUTIONS OF INCOME AND GAINS (continued)
income and net gains. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ significantly from distributions to shareholders during such period. As a result, the Funds may periodically make reclassifications among their capital accounts without impacting the Funds net asset values.


FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: a) investment securities, other assets and liabilities are converted to U.S. dollars based upon current exchange rates; and b) purchases and sales of securities and income and expenses are converted into U.S. dollars based upon the currency exchange rates prevailing on the respective dates of such transactions.

Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. The portion of both realized and unrealized gains and losses on investment that result from fluctuations in foreign currency exchange rates is not separately stated.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

At June 30, 1998, the Funds had no open forward foreign currency exchange contracts.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of the revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Manning & Napier Advisors, Inc. (the "Advisor"), for which the Funds pay the Advisor a fee, computed daily and payable monthly, at an annual rate based upon the following percentages of average daily net assets: 1.00% for Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, Equity Portfolio, and 0.50% for the Bond Portfolio. For the six months ended
June 30, 1998, the fees amounted to: $734 for the Moderate Growth Portfolio; $2,771 for the Growth Portfolio; $866 for the Maximum Horizon Portfolio; $855 for the Small Cap Portfolio; $875 for the Equity Portfolio; and $349 for the Bond Portfolio.

Under the Funds Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Funds with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Funds organization. The Advisor also provides the Funds with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Funds and of all Directors who are "affiliated persons" of the Funds or of the Advisor, and all personnel of the Funds or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Advisor has voluntarily agreed to waive its fee and, if necessary pay other expenses of the Funds in order to maintain total expenses for the Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, Equity Portfolio at no more than 1.20%, and for the Bond Portfolio at no more than 0.85% of average daily net assets each year.
Accordingly, the Advisor did not impose any of its fee and paid expenses amounting to $6,248 for the Moderate Growth Portfolio, $3,829 for the Growth Portfolio,$6,090 for the Maximum Horizon Portfolio, $6,103 for the Small Cap Portfolio, $6,079 for the Equity Portfolio, and $6,536 for the Bond Portfolio, for the six months ended June 30, 1998.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Funds. These services are provided at no additional cost to the Funds.

Notes to Financial Statements (unaudited)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Funds shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Funds.

The compensation of the non-affiliated Directors totaled $3,818 for each Fund for the six months ended June 30, 1998.

4. PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term securities, for the six months ended June 30, 1998 were as follows:








                           Purchases                    Sales
                           --------------               --------------
Fund                       Other Issuers   Government   Other Issuers   Government
-------------------------  --------------  -----------  --------------  -----------
Moderate Growth Portfolio  $       25,132  $    47,773  $       42,791  $    14,902
Growth Portfolio           $      461,901  $   406,120  $      224,197  $   162,298
Maximum Horizon Portfolio  $       52,100  $    32,182  $       66,897  $    16,220
Small Cap Portfolio        $       71,478           --  $       88,972           --
Equity Portfolio           $       78,425           --  $       73,994           --
Bond Portfolio                         --  $     5,150              --  $     5,104



5. CAPITAL STOCK TRANSACTIONS

Transactions in capital shares of  Funds were as follows:







                           For the Six Months
                           Ended 6/30/98                 For the Year Ended 12/31/97
                           ---------------------------   -------------------------------------
Fund                       Shares              Amount    Shares                       Amount
-------------------------  ------------------  --------  ---------------------------  --------

Moderate Growth Portfolio
      Sold                                 --        --                           --        --
      Reinvested                           --        --                           74  $    823

Growth Portfolio
      Sold                             39,407  $498,903                       13,429  $165,091
      Reinvested                           --        --                           53       635
                                   ----------  --------                     --------  --------
      Total                            39,407  $498,903                       13,482  $165,726
                                   ==========  ========                     ========  ========
Maximum Horizon Portfolio
     Sold                                  --        --                           --        --
     Reinvested                            --        --                           23  $    296

Small Cap Portfolio
      Sold                                 --        --                           --        --
      Reinvested                           --        --                            8  $    113

Equity Portfolio
      Sold                                 --        --                           --        --
      Reinvested                           --        --                           47  $    607

Bond Portfolio
       Sold                                --        --                           --        --
       Reinvested                          --        --                           76  $    785




There were no shares repurchased during the six months ended June 30, 1998 or the year ended December 31, 1997.

Notes to Financial Statements (unaudited)

6.     FINANCIAL INSTRUMENTS

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Funds on June 30, 1998.


7.     FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.